Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (113,243)	$ (61,798)	$ (43,815)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	18,623	18,806	24,781
Amortization of intangible assets	10,607	1,768
Impairment of goodwill	50,878
Change in contingent earnout liability	(20,376)
Depreciation	905	524	208
Deferred tax liability, net	(3,733)	(116)
Exchange rate differentials	(47)	10	(122)
Amortization of premium, discount and accrued interest on marketable securities	1,398	(216)
Impairment of property and equipment	172	214
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	74	(40)
Prepaid expenses and other current assets	1,235	1,724	(4,478)
Other non-current assets	(800)	(374)	(522)
Accounts payable	469	1,721	(103)
Accrued expenses and other liabilities	10,410	(719)	2,359
Operating lease assets and liabilities	(125)	23	83
Deferred revenue	(82)	179
Other long-term liabilities	250	233
Net cash used in operating activities	(43,385)	(38,061)	(21,609)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for business combinations, net of cash and restricted cash acquired		(2,859)
Proceeds from maturity of marketable securities	31,241	10,986
Purchase of marketable securities	(8,454)	(104,043)
Proceeds from sale of marketable securities		2,754
Purchase of property and equipment	(7,171)	(23,158)	(13,937)
Investment in equity securities	(1,010)
Net cash provided by (used in) investing activities	14,606	(116,320)	(13,937)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long term loan		3,796
Proceeds from issuance of ordinary shares and warrants, net of issuance costs			71,013
Proceeds from initial public offering of ordinary shares, net of issuance costs			169,348
Repayment of financial liability	(145)
Proceeds from issuance of ordinary shares upon exercise of warrants	370	267	630
Issuance of ordinary shares to employees and non-employees upon exercise of options	579	3,316
Net cash provided by financing activities	804	7,379	240,991
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH BALANCES IN FOREIGN CURRENCIES	(268)	(10)	122
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(28,243)	(147,012)	205,567
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	66,772	213,784	8,217
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE YEAR	38,529	66,772	213,784
SUPPLEMENTARY INFORMATION ON ACTIVITIES INVOLVING CASH FLOWS:
Cash paid for income taxes	147	7	8
Cash paid for interest	90	13
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS:
Issuance of ordinary shares to investor upon exercise of warrants			200
Fair value of ordinary shares issued as consideration for purchase of assets		1,500
Fair value of ordinary shares issued as consideration for business combinations and achievement of milestones		100,010
Issuance of ordinary shares in connection with earnout liability.	953
Issuance of ordinary shares under settlement agreement with former shareholders of Nanox AI Ltd.	18,617
Fair value of contingent consideration assumed in business combinations		47,194
Fair value of contingent consideration assumed in purchase of assets		1,091
Operating lease liabilities arising from obtaining operating right-of use assets	320	$ 194	1,085
Conversion of related party liability to shareholders’ equity			$ 17,748